Stock-Based Compensation (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Apr. 30, 2013 Maximum	Apr. 30, 2012 Maximum	Apr. 30, 2013 Maximum	Apr. 30, 2012 Maximum	Jul. 31, 2012 Maximum	Apr. 30, 2013 Minimum	Apr. 30, 2012 Minimum	Apr. 30, 2013 Minimum	Apr. 30, 2012 Minimum	Jul. 31, 2012 Minimum	Apr. 30, 2013 Research and development expense	Apr. 30, 2013 Research and development expense	Jul. 31, 2012 Research and development expense	Apr. 30, 2013 General and administrative expense	Apr. 30, 2013 General and administrative expense	Jul. 31, 2012 General and administrative expense	Jul. 31, 2012 Employees	Jul. 31, 2012 Director	Jul. 31, 2012 Consultant	Jul. 31, 2012 Consultant Maximum	Jul. 31, 2012 Consultant Minimum	May 31, 2011 2011 Plan	May 31, 2011 2011 Plan Maximum	Jul. 31, 2012 2011 Plan Maximum	May 31, 2011 2011 Plan Minimum	Jul. 31, 2012 2011 Plan Minimum	Apr. 30, 2013 2011 Plan Employees	Oct. 31, 2012 2011 Plan Employees	Oct. 31, 2012 2011 Plan Employees Maximum	Oct. 31, 2012 2011 Plan Employees Minimum	Apr. 30, 2013 2011 Plan Director	Jan. 31, 2013 2011 Plan Consultant	Oct. 31, 2012 2011 Plan Consultant
Stock-based compensation
Number of shares authorized																											5,200,000
Purchase price of incentive stock options as a percentage of its fair value																														100.00%	100.00%
Term of stock options																						10 years	10 years		10 years	3 years		10 years	10 years			10 years	10 years			10 years	10 years	3 years
Provisional percentage of outstanding stock owned by stockholders																														10.00%	10.00%
Exercise price as a percentage of fair value of common stock for stockholders who own more than 10% of outstanding stock																														110.00%	110.00%
Options granted to purchase shares			2,200,000		3,260,000																	1,300,000	400,000	1,560,000									155,000				30,000	1,200,000
Vesting period																						2 years	1 year									3 years		3 years	2 years	1 year	1 year
Exercise price, high end of the range (in dollars per share)																						$ 0.40	$ 0.40	$ 0.39								$ 0.26	$ 0.42
Exercise price, low end of the range (in dollars per share)																						$ 0.21	$ 0.21	$ 0.18								$ 0.23	$ 0.20
Expected volatility, minimum (as a percent)	81.92%	85.96%	81.92%	85.96%	85.96%
Expected volatility, maximum (as a percent)	97.85%	125.00%	97.85%	125.00%	125.00%
Risk-free interest rate, minimum (as a percent)					0.35%
Risk-free interest rate, maximum (as a percent)					2.08%
Expected forfeiture rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Expected dividend yield (as a percent)					0.00%
Expected term						10 years	10 years	10 years	10 years	10 years	3 years	5 years	3 years	5 years	3 years
Stock-based compensation expense recognized	$ 90,000		$ 357,000		$ 333,000											$ 1,000	$ 32,000	$ 89,000	$ 89,000	$ 325,000	$ 244,000
Number of Shares Outstanding
Balance at the beginning of the period (in shares)			3,175,000
Granted (in shares)			2,200,000		3,260,000																	1,300,000	400,000	1,560,000									155,000				30,000	1,200,000
Forfeited/Cancelled (in shares)			(273,500)		(85,000)
Balance at the end of the period (in shares)	4,351,500		4,351,500		3,175,000
Option Shares Outstanding
Balance at the beginning of the period (in dollars per share)			$ 0.24
Granted (in dollars per share)			$ 0.21		$ 0.24
Forfeited/Cancelled (in dollars per share)			$ 0.33		$ 0.40
Balance at the end of the period (in dollars per share)	$ 0.23		$ 0.23		$ 0.24
Aggregate Intrinsic Value
Balance at the end of the period	$ 275,000		$ 275,000		$ 24,000